Long-term Debt - Schedule of Long-term Debt (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total	$ 81,250	$ 81,250	$ 65,000
Unamortized debt issuance costs	(825)	(949)
Total debt	80,425	80,301
PNC Loan Facility [Member]
Debt Instrument [Line Items]
Total		81,250	$ 65,000
PNC Loan Facility [Member] | Line of Credit
Debt Instrument [Line Items]
Total	$ 81,250	$ 81,250